Document and Entity Information Document	Mar. 02, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Mar. 02, 2023
Document Period End Date	Mar. 02, 2023
Amendment Flag	false
Entity Registrant Name	Alpine Summit Energy Partners, Inc.
Entity Address, Address Line One	3322 West End Ave.
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Country	US
Entity Address, Postal Zip Code	37203
Entity Incorporation, State Country Name	A1
City Area Code	346
Local Phone Number	264-2900
Entity File Number	001-41510
Entity Central Index Key	0001882607
Entity Emerging Growth Company	true
Entity Tax Identification Number	98-1623755
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Subordinate Voting Shares, without par value
Trading Symbol	ALPS
Security Exchange Name	NASDAQ